Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade Receivables
Schedule of trade receivables

	2021	2020

Credit card companies (note 7.1)	65	76
Credit card companies - related parties (note 11.2)	15	15
Sales vouchers and trade receivables	655	488
Private label credit card	53	71
Receivables from related parties (note 11.2)	13	13
Receivables from suppliers	66	71
Allowance for doubtful accounts (note 7.2)	(35)	(43)
	832	691

Current	831	686
Non-current	1	5

Schedule of estimated losses on doubtful accounts

	2021	2020	2019

At the beginning of the year	(43)	(32)	(5)
Allowance booked for the year	(57)	(86)	(263)
Write-offs of receivables	61	78	282
Deconsolidation Sendas	-	4	(19)
Assets held for sale and discontinued operations	-	-	1
Business combination	-	-	(28)
Foreign currency translation adjustment	4	(7)	-
At the end of the year	(35)	(43)	(32)

The aging list of gross trade receivables is as follows:	The aging list of gross trade receivables is as follows:
			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

12.31.2021	867	729	110	17	9	2
12.31.2020	734	574	80	67	8	5